UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 9.2%
BlueScope Steel Ltd.	23,006	$154
CSR Ltd.	36,287	121
Downer EDI Ltd.	39,759	175
Mineral Resources Ltd.	19,894	174
Regis Resources Ltd.	31,752	68
Sigma Pharmaceuticals Ltd.	127,729	119
Southern Cross Media Group Ltd.	22,636	25

		836

Austria — 2.1%
UNIQA Insurance Group AG	25,148	191

Belgium — 2.0%
AGFA-Gevaert NV1	25,197	98
D’ieteren S.A.	2,000	88

		186

Canada — 10.6%
AGF Management Ltd., Class B	40,300	188
Bird Construction Inc.	4,600	31
Dream Global Real Estate Investment Trust[2]	3,709	26
Dream Industrial Real Estate Investment Trust[2]	8,000	51
Just Energy Group Inc.	32,500	178
Labrador Iron Ore Royalty Corp.	1,500	21
Medical Facilities Corp.	5,700	75
Morguard Real Estate Investment Trust[2]	2,300	25
Rogers Sugar Inc.	6,900	35
Transcontinental Inc., Class A	11,300	187
Yellow Pages Ltd.[1]	11,100	146

		963

China — 8.1%
CIFI Holdings Group Co. Ltd.	304,000	82
Hisense Kelon Electrical Holdings Co. Ltd., Class A	33,000	27
IGG Inc.	198,000	133
Kingboard Laminates Holdings Ltd.	24,500	24
Lao Feng Xiang Co. Ltd., Class B	36,752	126
Shanghai Diesel Engine Co. Ltd., Class B	33,400	29
Shanghai Mechanical and Electrical Industry Ltd., Class B	10,800	23
Texhong Textile Group Ltd.	94,000	128
Yuzhou Properties Co. Ltd.	389,000	135
Zhongsheng Group Holdings Ltd.	35,000	31

		738

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — 1.0%
DFDS A/S	2,006	$92

Finland — 0.3%
Kesko OYJ, Class B	462	23

Germany — 0.8%
Deutz AG	7,111	40
Siltronic AG1	769	36

		76

Greece — 1.0%
Motor Oil Hellas Corinth Refineries S.A.	6,564	90

Hong Kong — 1.5%
Truly International Holdings Ltd.	340,000	133

		133

Indonesia — 2.3%
Indo Tambangraya Megah	139,700	175
Tambang Batubara Bukit Asam Persero	41,500	38

		213

Israel — 0.3%
SodaStream International Ltd.[1]	600	24

Italy — 6.1%
Astaldi SpA	19,491	111
ASTM SpA	12,648	138
DiaSorin SpA	508	30
Immobiliare Grande Distribuzione SIIQ SpA[2]	178,088	135
Societa Cattolica di Assicurazioni SCRL	7,778	46
Unipol Gruppo Finanziario SpA	27,537	99

		559

Japan — 17.6%
Arcs Co. Ltd.	2,800	63
BML Inc.	6,700	160
CONEXIO Corp.	3,000	38
Daiho Corp.	22,000	104
DTS Corp.	1,200	26
EDION Corp.	4,700	44
Foster Electric Co. Ltd.	1,200	23
Geo Holdings Corp.	7,500	87
Godo Steel Ltd.	1,300	24
Haseko Corp.	11,000	112
Itoham Yonekyu Holdings Inc.[1]	3,500	32

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
Kandenko Co. Ltd.	10,000	$90
Kumagai Gumi Co. Ltd.	26,000	67
Kyowa Exeo Corp.	1,800	26
Matsumotokiyoshi Holdings Co. Ltd.	500	25
Melco Holdings Inc.	5,100	139
NET One Systems Co. Ltd.	3,500	22
Nichirei Corp.	2,500	52
Shinko Electric Industries Co. Ltd.	3,500	24
Sojitz Corp.	12,900	31
Sumitomo Forestry Co. Ltd.	5,400	71
Toho Holdings Co. Ltd.	7,600	151
Toshiba Machine Co. Ltd.	7,000	28
Tosoh Corp.	12,000	85
UKC Holdings Corp.	2,000	36
Yuasa Trading Co. Ltd.	1,800	45

		1,605

Mexico — 1.5%
Macquarie Mexico Real Estate Management SA de CV1,2	129,300	134

Netherlands — 0.4%
BE Semiconductor Industries NV	1,072	36

New Zealand — 0.5%
Air New Zealand Ltd.	32,269	49

Norway — 4.2%
Aker ASA, Class A	2,774	104
Austevoll Seafood ASA	12,374	120
Bakkafrost	950	38
Salmar ASA	4,133	123

		385

Philippines — 0.8%
Cebu Air Inc.	38,740	72

Singapore — 1.2%
Yanlord Land Group Ltd.	116,800	106

South Korea — 5.9%
Daeduck GDS Co. Ltd.	3,132	34
KB Financial Group Inc.	742	26
Korea Petrochemical Industries Co. Ltd.	764	174
Korean Reinsurance Co.	12,584	119

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — (continued)
Poongsan Corp.	842	$28
Tongyang Life Insurance	15,100	158

		539

Spain — 1.2%
Corp. Financiera Alba SA	2,519	114

Sweden — 3.6%
Bilia AB, Class A	7,053	162
KappAhl AB	30,123	167

		329

Taiwan — 2.8%
Coretronic Corp.	58,400	62
Elitegroup Computer Systems Co. Ltd.	146,000	71
Getac Technology Corp.	19,000	22
Gigabyte Technology Co. Ltd.	75,000	100
Taiwan Surface Mounting Technology Co. Ltd.	450	—

		255

Thailand — 3.4%
Bangchak Petroleum PCL	33,600	31
Kiatnakin Bank PCL	64,600	107
Thai Vegetable Oil PCL	152,000	172

		310

United Kingdom — 9.3%
BGEO Group PLC	4,430	163
Cape PLC	57,457	103
Carillion PLC	10,361	30
Debenhams PLC	40,289	29
Evraz PLC	41,882	114
Ferrexpo PLC	11,946	20
Greggs PLC	1,958	23
Hansteen Holdings PLC[2]	23,129	32
Indivior PLC	43,151	158
John Menzies PLC	3,264	24
Lookers PLC	22,204	32
Trinity Mirror PLC	76,754	100
Vedanta Resources PLC	2,000	22

		850

Total Common Stock
(Cost $8,712) — 97.7%		8,908

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	2,100	$86

Total Exchange Traded Fund
(Cost $82) — 0.9%		86

PREFERENCE STOCK
Brazil — 0.3%
Banco do Estado do Rio Grande do Sul	6,900	22

Total Preference Stock
(Cost $23) — 0.3%		22

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430%**	91,997	92

Total Short-Term Investment
(Cost $92) — 1.0%		92

Total Investments — 99.9%
(Cost $8,909)‡		9,108

Other Assets in Excess of Liabilities — 0.1%		12

Net Assets — 100.0%		$9,120

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund

‡	At December 31, 2016, the tax basis cost of the Fund’s investments was $8,909 and the unrealized appreciation and depreciation were $905 and $(706), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$836	$—	$—	$836
Austria	191	—	—	191
Belgium	186	—	—	186
Canada	963	—	—	963
China	738	—	—	738
Denmark	92	—	—	92
Finland	23	—	—	23
Germany	76	—	—	76
Greece	90	—	—	90
Hong Kong	133	—	—	133
Indonesia	213	—	—	213
Israel	24	—	—	24
Italy	559	—	—	559
Japan	1,605	—	—	1,605
Mexico	134	—	—	134
Netherlands	36	—	—	36
New Zealand	49	—	—	49
Norway	385	—	—	385
Philippines	—	72	—	72
Singapore	106	—	—	106
South Korea	—	539	—	539
Spain	114	—	—	114
Sweden	329	—	—	329
Taiwan	255	—	—	255
Thailand	—	310	—	310
United Kingdom	850	—	—	850

Total Common Stock	7,987	921	—	8,908

Exchange Traded Fund	86	—	—	86

Preference Stock
Brazil	22	—	—	22

Total Preference Stock	22	—	—	22

Short-Term Investment	92	—	—	92

Total Investments in Securities	$8,187	$921	$—	$9,108

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2016, securities with a value of $5,820, which represented 63.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at December 31, 2016. At December 31, 2016, there were no transfers from Level 1 to Level 2 investments in securities.

At December 31, 2016, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

CCM-QH-006-0500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017